Related party transactions - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2025	May 31, 2024	Aug. 31, 2024
IfrsStatementLineItems [Line Items]
Related party transactions

17.	Related party transactions

Related parties include the Board of Directors and officers, extended relatives and enterprises that are controlled by these individuals as well as certain consultants performing similar functions.

Remuneration of Directors and key management personnel of the Company was as follows:

	Three months ended May 31,		Nine months ended May 31,
Directors and key management personnel	2025	2024	2025	2024
Remuneration	$451	$429	$1,777	$1,293
Share-based compensation expense	374	185	1,530	1,173
Total directors and key management personnel	$825	$614	$3,307	$2,466

During the three and nine months ended May 31, 2025, $0.1 million and $0.4 million for stock options granted to key management personnel was expensed, respectively (2024 – $0.2 million and $0.5 million, respectively) and $0.1 million and $0.9 million for RSUs granted to directors and key management personnel was expensed, respectively (2024 – $nil and $0.4 million, respectively).

During the three and nine months ended May 31, 2025, $0.1 million and $0.3 million related to common share awards granted to key management personnel was expensed, respectively (2024 – $nil and $0.2 million, respectively).

Remuneration	$ 451	$ 429	$ 1,777	$ 1,293
Share-based compensation expense	374	185	1,530	1,173
Total directors and key management personnel	825	614	3,307	2,466
Directors’ fees (Note 17)	105	67	248	196
Insurance	59	84	179	255
Office and general	46	80	174	225
Shareholder information	158	71	523	368
Professional fees	216	93	618	338
Salaries and benefits (Note 17)	515	534	2,194	1,788
Consulting	115	98	511	454
Share-based compensation expense (Notes 14 and 17)	453	280	1,882	1,493
Travel and accommodation	53	55	165	168
Depreciation	11	14	40	46
Other	6	7	14	30
Total general and administrative expenses	1,737	1,383	6,548	5,361
Measured at amortized cost
Amounts receivable	2,691		2,691		$ 1,958
Measured at fair value through profit or loss
Cash	6,535		6,535		8,331
Measured at amortized cost
Amounts payables and accrued liabilities	20,114		20,114		15,545
Borrowings	2,980		2,980
Measured at fair value through profit or loss
Derivative financial instrument liabilities	812		812		$ 2,273
Revenue	12,474	10,148	34,109	27,536
Depreciation			2,349	1,493
Change in fair value of derivative financial instruments (Note 12)			1,461	(677)
Share-based compensation expense (Note 14)			2,027	1,705
Accretion of provision for reclamation			106	81
Deferred income tax expense (Note 8)			2,632	3,027
Accretion of lease liabilities (Note 10)			256	3
Deferred revenue (Note 9)			398	410
Accretion of deferred revenue (Note 9)			230	360
Foreign exchange losses			95	216
Financing costs expensed (Note 5)			953
VAT impaired			20
Total non-cash items			7,605	7,972
Tanzania [Member]
Measured at fair value through profit or loss
Revenue	$ 12,474	$ 10,148	$ 34,109	$ 27,536